Organization and Description of Business - Additional Information (Details) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Jun. 06, 2022 USD ($) $ / shares shares	May 12, 2022 $ / shares shares	Mar. 31, 2022 Segment	Dec. 31, 2021 Segment	Jun. 21, 2022 $ / shares
Subsidiary Sale Of Stock [Line Items]
Number of reportable segment | Segment			3	3
Class A Common Stock | Subsequent Event
Subsidiary Sale Of Stock [Line Items]
Sale of stock, offering price per share | $ / shares					$ 21.49
Sale of stock, net proceeds	$ 303.9
Redemption of membership ownership interests	72.9
New Term Loan Credit Facility | Class A Common Stock | Subsequent Event
Subsidiary Sale Of Stock [Line Items]
Outstanding borrowings paid down	143.8
Back Stop Note | Class A Common Stock | Subsequent Event
Subsidiary Sale Of Stock [Line Items]
Outstanding borrowings paid down	22.0
Closing Date Note | Class A Common Stock | Subsequent Event
Subsidiary Sale Of Stock [Line Items]
Outstanding borrowings paid down	22.0
Equify Bridge Note | Class A Common Stock | Subsequent Event
Subsidiary Sale Of Stock [Line Items]
Outstanding borrowings paid down	$ 20.8
IPO | Class A Common Stock | Subsequent Event
Subsidiary Sale Of Stock [Line Items]
Sale of stock, number of shares sold | shares		16,000,000
Common stock, par value | $ / shares		$ 0.01
Sale of stock, offering price per share | $ / shares		$ 18
Over-Allotment Option | Class A Common Stock | Subsequent Event
Subsidiary Sale Of Stock [Line Items]
Sale of stock, number of shares sold | shares	2,228,153
Sale of stock, offering price per share | $ / shares	$ 18